STREAMLINING INITIATIVES	12 Months Ended
Dec. 31, 2011
STREAMLINING INITIATIVES
STREAMLINING INITIATIVES

NOTE 12:                                      STREAMLINING INITIATIVES

2011 Actions

In the fourth quarter of 2011, the Company commenced additional streamlining initiatives that impacted all of its reportable segments and included rationalization of office space and staff reductions, which are expected to be completed by the end of 2012. In the second quarter of 2011, the Company initiated actions to close its Ohio distribution center, which are expected to be completed in the fourth quarter of 2012. In the first quarter of 2011, the Company initiated actions to reduce staff at JUICY COUTURE. These actions resulted in charges related to contract terminations, severance, asset impairments and other charges.

In the fourth quarter of 2011, the company agreed to terminate its agreement with an affiliate of DKI, which ended the exclusive license agreement for the DKNY® Jeans and DKNY® Active brands. These actions included contract terminations and staff reductions and concluded in the first quarter of 2012.

2010 Actions

The Company continued to consolidate its warehouse operations, which included the closure of its Vernon, California distribution facility in September 2010.

In April 2010, the Company completed an agreement with an affiliate of DKI to terminate its former licensed DKNY® Mens Sportswear operations and close, transfer or repurpose its DKNY® Jeans outlet stores (see Note 16 — Additional Financial Information). These actions included contract terminations, staff reductions and consolidation of office space and were substantially completed by the end of 2010.

2009 Actions

In the first quarter of 2009, the Company entered into a long-term, buying/sourcing agency agreement with Li & Fung. As a result, the Company’s international buying offices were integrated into Li & Fung or reduced to support functions. The Company’s streamlining initiatives related to this action included lease terminations, property and equipment disposals and employee terminations and relocation and were completed during 2009. Expenses associated with this action were partially offset by a payment of $8.0 million received from Li & Fung during the second quarter of 2009.

During the first quarter of 2009, the Company completed the closure of its Mt. Pocono, Pennsylvania distribution center, including staff eliminations and sold the facility in the fourth quarter of 2010.

Also, during the first quarter of 2009, the Company committed to a plan to close or repurpose its Lucky Brand Kids stores, although the Company will continue to offer associated merchandise through other channels. The action included lease terminations and staff reductions and was completed in the fourth quarter of 2009.

In August 2009, the Company initiated additional streamlining initiatives that impacted all of its reportable segments and included rationalization of distribution centers and office space, store closures, staff reductions, including consolidation of certain support and production functions and outsourcing certain corporate functions.

In connection with the license agreements with JCPenney and QVC (see Note 16 — Additional Financial Information), the Company consolidated office space and reduced staff in certain support functions. As a result, the Company incurred charges related to the reduction of leased space, impairments of property and equipment and other assets, severance and other restructuring costs. These actions were completed in the second quarter of 2010.

The Company also initiated actions to consolidate certain warehouse operations, with the closure of its leased Santa Fe Springs, California distribution facility in January 2010 and the closure of its Rhode Island distribution facility in May 2010.

The Company expects to pay approximately $36.8 million of accrued streamlining costs during 2012. A summary rollforward and components of the Company’s streamlining initiatives were as follows:

	Payroll and Related Costs	Contract Termination Costs	Asset Write-Downs	Other Costs	Total
In thousands
Balance at January 3, 2009	$3,791	$13,108	$—	$341	$17,240
2009 provision, net(a)(b)	50,354	31,496	32,762	5,989	120,601
2009 asset write-downs(b)	—	—	(32,762)	—	(32,762)
Translation difference	1	142	—	17	160
2009 spending	(32,548)	(19,847)	—	(5,112)	(57,507)
Balance at January 2, 2010	21,598	24,899	—	1,235	47,732
2010 provision	11,943	28,691	13,616	6,722	60,972
2010 asset write-downs	—	—	(13,616)	—	(13,616)
Translation difference	7	(104)	—	22	(75)
2010 spending	(33,287)	(26,558)	—	(6,285)	(66,130)
Balance at January 1, 2011	261	26,928	—	1,694	28,883
2011 provision	19,981	9,110	19,652	41,358	90,101
2011 asset write-downs	—	—	(19,652)	—	(19,652)
Translation difference	(1)	(10)	—	(8)	(19)
2011 spending	(12,825)	(18,184)	—	(12,115)	(43,124)
Balance at December 31, 2011	$7,416	$17,844	$—	$30,929	$56,189

(a)             Net of the receipt of $8.0 million from Li & Fung.

(b)            Asset write-downs included a non-cash impairment charge of $4.5 million related to LIZ CLAIBORNE merchandising rights (see Note 1 — Basis of Presentation and Significant Accounting Policies).

Expenses associated with the Company’s streamlining actions were primarily recorded in SG&A in the Consolidated Statements of Operations and impacted reportable segments as follows:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
In thousands
JUICY COUTURE	$21,200	$13,623	$19,747
LUCKY BRAND	11,978	7,325	18,365
KATE SPADE	5,883	2,516	12,055
International-Based Direct Brands(a)	708	220	873
Adelington Design Group & Other	50,332	37,288	69,561
Total	$90,101	$60,972	$120,601

(a)             Represents allocated corporate charges that were not reported as discontinued operations.